Business segment information	12 Months Ended
Dec. 31, 2020
Business segment information
Business segment information

NOTE 3 Business segment information

Description of the business segments

Financial information by business segment is reported in accordance with the internal reporting system and shows internal segment information that is used to manage and measure the performance of TOTAL and which is reviewed by the main operational decision-making body of the Group, namely the Executive Committee.

The operational profit and assets are broken down by business segment prior to the consolidation and inter-segment adjustments.

Sales prices between business segments approximate market prices.

The profitable growth in the gas and low carbon electricity integrated value chains is one of the key axes of TOTAL’s strategy. In order to give more visibility to these businesses, a new reporting structure for the business segments’ financial information has been put in place, effective January 1, 2019.

The organization of the Group's activities is structured around the four followings segments:

-	An Exploration & Production segment;
-	An Integrated Gas, Renewables & Power segment comprising integrated gas (including LNG) and low carbon electricity businesses. It includes the upstream and midstream LNG activity that was previously reported in the Exploration & Production segment;
-	A Refining & Chemicals segment constituting a major industrial hub comprising the activities of refining, petrochemicals and specialty chemicals. This segment also includes the activities of oil Supply, Trading and marine Shipping;
-	A Marketing & Services segment including the global activities of supply and marketing in the field of petroleum products;

In addition, the Corporate segment includes holdings operating and financial activities.

Certain figures for the year 2018 have been restated in order to reflect the new organization.

Definition of the indicators

(i)  Operating income (measure used to evaluate operating performance)

Revenue from sales after deducting cost of goods sold and inventory variations, other operating expenses, exploration expenses and depreciation, depletion, and impairment of tangible assets and mineral interests.

Operating income excludes the amortization of intangible assets other than mineral interests, currency translation adjustments and gains or losses on the disposal of assets.

(ii)  Net operating income (measure used to evaluate the return on capital employed)

Operating income after taking into account the amortization of intangible assets other than mineral interests, currency translation adjustments, gains or losses on the disposal of assets, as well as all other income and expenses related to capital employed (dividends from non-consolidated companies, income from equity affiliates, capitalized interest expenses…), and after income taxes applicable to the above.

The only income and expense not included in net operating income but included in net income Group share are interest expenses related to net financial debt, after applicable income taxes (net cost of net debt) and non-controlling interests.

(iii)  Adjusted income

Operating income, net operating income, or net income excluding the effect of adjustment items described below.

(iv)  Capital employed

Non-current assets and working capital, at replacement cost, net of deferred income taxes and non-current liabilities.

(v)  ROACE (Return on Average Capital Employed)

Ratio of adjusted net operating income to average capital employed between the beginning and the end of the period.

Performance indicators excluding the adjustment items, such as adjusted incomes and ROACE are meant to facilitate the analysis of the financial performance and the comparison of income between periods.

Adjustment items

Adjustment items include:

(i)  Special items

Due to their unusual nature or particular significance, certain transactions qualified as “special items” are excluded from the business segment figures. In general, special items relate to transactions that are significant, infrequent or unusual. However, in certain instances, transactions such as restructuring costs or assets disposals, which are not considered to be representative of the normal course of business, may be qualified as special items although they may have occurred within prior years or are likely to occur again within the coming years.

(ii)  The inventory valuation effect

The adjusted results of the Refining & Chemicals and Marketing & Services segments are presented according to the replacement cost method. This method is used to assess the segments’ performance and facilitate the comparability of the segments’ performance with those of its main competitors.

In the replacement cost method, which approximates the LIFO (Last-In, First-Out) method, the variation of inventory values in the statement of income is, depending on the nature of the inventory, determined using either the month-end prices differential between one period and another or the average prices of the period rather than the historical value. The inventory valuation effect is the difference between the results according to the FIFO (First-In, First-Out) and the replacement cost methods.

(iii)  Effect of changes in fair value

The effect of changes in fair value presented as adjustment items reflects for certain transactions differences between the internal measure of performance used by TOTAL’s executive committee and the accounting for these transactions under IFRS.

IFRS requires that trading inventories be recorded at their fair value using period end spot prices. In order to best reflect the management of economic exposure through derivative transactions, internal indicators used to measure performance include valuations of trading inventories based on forward prices.

TOTAL, in its trading activities, enters into storage contracts, which future effects are recorded at fair value in the Group’s internal economic performance. IFRS precludes recognition of this fair value effect.

Furthermore, TOTAL enters into derivative instruments to risk manage certain operational contracts or assets. Under IFRS, these derivatives are recorded at fair value while the underlying operational transactions are recorded as they occur. Internal indicators defer the fair value on derivatives to match with the transaction occurrence.

The adjusted results (adjusted operating income, adjusted net operating income, adjusted net income) are defined as replacement cost results, adjusted for special items and the effect of changes in fair value.

A)  Information by business segment

		Integrated
		Gas,
For the year ended December 31, 2020	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	4,973	15,629	56,615	63,451	17	—	140,685
Intersegment sales	18,483	2,003	17,378	357	223	(38,444)	—
Excise taxes	—	—	(2,405)	(18,576)	—	—	(20,981)
Revenues from sales	23,456	17,632	71,588	45,232	240	(38,444)	119,704
Operating expenses	(11,972)	(15,847)	(70,524)	(42,807)	(1,049)	38,444	(103,755)
Depreciation, depletion and impairment of tangible assets and mineral interests	(16,998)	(2,312)	(1,878)	(984)	(92)	—	(22,264)
Operating income	(5,514)	(527)	(814)	1,441	(901)	—	(6,315)
Net income (loss) from equity affiliates and other items	697	794	(393)	37	272	—	1,407
Tax on net operating income	(208)	71	59	(515)	(67)	—	(660)
Net operating income	(5,025)	338	(1,148)	963	(696)	—	(5,568)
Net cost of net debt							(1,768)
Non-controlling interests							94
NET INCOME - GROUP SHARE							(7,242)

		Integrated
For the year ended December 31, 2020		Gas,
(adjustments)(a)	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	—	20	—	—	—	—	20
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	20	—	—	—	—	20
Operating expenses	(137)	(423)	(1,552)	(330)	(60)	—	(2,502)
Depreciation, depletion and impairment of tangible assets and mineral interests	(7,693)	(953)	(306)	—	—	—	(8,952)
Operating income(b)	(7,830)	(1,356)	(1,858)	(330)	(60)	—	(11,434)
Net income (loss) from equity affiliates and other items	54	(382)	(677)	(24)	107	—	(922)
Tax on net operating income	388	298	348	93	(145)	—	982
Net operating income(b)	(7,388)	(1,440)	(2,187)	(261)	(98)	—	(11,374)
Net cost of net debt							(29)
Non-controlling interests							102
NET INCOME - GROUP SHARE							(11,301)
(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
On operating income	–	–	(1,244)	(196)	–
On net operating income	–	–	(1,165)	(137)	–

		Integrated
For the year ended December 31, 2020		Gas,
(adjusted)	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	4,973	15,609	56,615	63,451	17	—	140,665
Intersegment sales	18,483	2,003	17,378	357	223	(38,444)	—
Excise taxes	—	—	(2,405)	(18,576)	—	—	(20,981)
Revenues from sales	23,456	17,612	71,588	45,232	240	(38,444)	119,684
Operating expenses	(11,835)	(15,424)	(68,972)	(42,477)	(989)	38,444	(101,253)
Depreciation, depletion and impairment of tangible assets and mineral interests	(9,305)	(1,359)	(1,572)	(984)	(92)	—	(13,312)
Adjusted operating income	2,316	829	1,044	1,771	(841)	—	5,119
Net income (loss) from equity affiliates and other items	643	1,176	284	61	165	—	2,329
Tax on net operating income	(596)	(227)	(289)	(608)	78	—	(1,642)
Adjusted net operating income	2,363	1,778	1,039	1,224	(598)	—	5,806
Net cost of net debt							(1,739)
Non-controlling interests							(8)
ADJUSTED NET INCOME - GROUP SHARE							4,059

		Integrated
		Gas,
For the year ended December 31, 2020	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	6,782	6,230	1,325	1,052	145		15,534
Total divestments	819	1,152	149	158	177		2,455
Cash flow from operating activities	9,922	2,129	2,438	2,101	(1,787)		14,803
Balance sheet as of December 31, 2020
Property, plant and equipment, intangible assets, net	89,207	30,704	12,486	8,734	732		141,863
Investments & loans in equity affiliates	7,328	16,455	3,638	555	—		27,976
Other non-current assets	5,093	3,647	791	1,260	1,042		11,833
Working capital	1,968	(1,004)	(264)	(43)	(4,470)		(3,813)
Provisions and other non-current liabilities	(24,909)	(4,566)	(4,658)	(1,641)	606		(35,168)
Assets and liabilities classified as held for sale	241	375	(83)	—	—		533
Capital Employed (Balance sheet)	78,928	45,611	11,910	8,865	(2,090)		143,224
Less inventory valuation effect	—	—	(535)	(72)	—		(607)
CAPITAL EMPLOYED (BUSINESS SEGMENT INFORMATION)	78,928	45,611	11,375	8,793	(2,090)		142,617
ROACE as a percentage	3%	4%	9%	14%			4%

		Integrated
		Gas,
For the year ended December 31, 2019	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	7,261	18,167	87,598	87,280	10	—	200,316
Intersegment sales	31,329	2,825	32,390	659	125	(67,328)	—
Excise taxes	—	—	(3,015)	(21,052)	—	—	(24,067)
Revenues from sales	38,590	20,992	116,973	66,887	135	(67,328)	176,249
Operating expenses	(16,389)	(18,316)	(112,104)	(63,855)	(925)	67,328	(144,261)
Depreciation, depletion and impairment of tangible assets and mineral interests	(11,659)	(1,492)	(1,527)	(980)	(73)	—	(15,731)
Operating income	10,542	1,184	3,342	2,052	(863)	—	16,257
Net income (loss) from equity affiliates and other items	610	2,330	322	101	42	—	3,405
Tax on net operating income	(4,572)	(741)	(470)	(598)	155	—	(6,226)
Net operating income	6,580	2,773	3,194	1,555	(666)	—	13,436
Net cost of net debt							(1,998)
Non-controlling interests							(171)
NET INCOME - GROUP SHARE							11,267

		Integrated
For the year ended December 31, 2019		Gas,
(adjustments)(a)	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	—	(64)	—	—	—	—	(64)
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	(64)	—	—	—	—	(64)
Operating expenses	(145)	(240)	397	(40)	(112)	—	(140)
Depreciation, depletion and impairment of tangible assets and mineral interests	(721)	(156)	(41)	(2)	—	—	(920)
Operating income(b)	(866)	(460)	356	(42)	(112)	—	(1,124)
Net income (loss) from equity affiliates and other items	(112)	974	(83)	(83)	—	—	696
Tax on net operating income	49	(130)	(82)	27	(73)	—	(209)
Net operating income(b)	(929)	384	191	(98)	(185)	—	(637)
Net cost of net debt							(15)
Non-controlling interests							91
NET INCOME - GROUP SHARE							(561)
(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
On operating income	–	–	477	(31)	–
On net operating income	–	–	371	(14)	–

		Integrated
For the year ended December 31, 2019		Gas,
(adjusted)	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	7,261	18,231	87,598	87,280	10	—	200,380
Intersegment sales	31,329	2,825	32,390	659	125	(67,328)	—
Excise taxes	—	—	(3,015)	(21,052)	—	—	(24,067)
Revenues from sales	38,590	21,056	116,973	66,887	135	(67,328)	176,313
Operating expenses	(16,244)	(18,076)	(112,501)	(63,815)	(813)	67,328	(144,121)
Depreciation, depletion and impairment of tangible assets and mineral interests	(10,938)	(1,336)	(1,486)	(978)	(73)	—	(14,811)
Adjusted operating income	11,408	1,644	2,986	2,094	(751)	—	17,381
Net income (loss) from equity affiliates and other items	722	1,356	405	184	42	—	2,709
Tax on net operating income	(4,621)	(611)	(388)	(625)	228	—	(6,017)
Adjusted net operating income	7,509	2,389	3,003	1,653	(481)	—	14,073
Net cost of net debt							(1,983)
Non-controlling interests							(262)
AJUSTED NET INCOME - GROUP SHARE							11,828

		Integrated
		Gas,
For the year ended December 31, 2019	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	8,992	7,053	1,698	1,374	120		19,237
Total divestments	368	1,108	322	249	13		2,060
Cash flow from operating activities	16,917	3,461	3,837	2,604	(2,134)		24,685
Balance sheet as of December 31, 2019
Property, plant and equipment, intangible assets, net	98,894	29,597	12,196	8,316	583		149,586
Investments & loans in equity affiliates	7,631	15,271	3,787	433	—		27,122
Other non-current assets	4,484	2,993	744	1,179	1,009		10,409
Working capital	2,617	(1,192)	796	178	(3,909)		(1,510)
Provisions and other non-current liabilities	(25,208)	(5,488)	(3,898)	(1,531)	153		(35,972)
Assets and liabilities classified as held for sale	426	368	—	—	—		794
Capital Employed (Balance sheet)	88,844	41,549	13,625	8,575	(2,164)		150,429
Less inventory valuation effect	—	—	(1,397)	(204)	—		(1,601)
CAPITAL EMPLOYED (BUSINESS SEGMENT INFORMATION)	88,844	41,549	12,228	8,371	(2,164)		148,828
ROACE as a percentage	8%	6%	26%	22%			10%

		Integrated
		Gas,
For the year ended December 31, 2018	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	9,889	17,236	92,025	90,206	7	—	209,363
Intersegment sales	30,337	2,198	35,462	979	64	(69,040)	—
Excise taxes	—	—	(3,359)	(21,898)	—	—	(25,257)
Revenues from sales	40,226	19,434	124,128	69,287	71	(69,040)	184,106
Operating expenses	(17,532)	(17,679)	(120,393)	(66,737)	(796)	69,040	(154,097)
Depreciation, depletion and impairment of tangible assets and mineral interests	(10,192)	(1,827)	(1,222)	(709)	(42)	—	(13,992)
Operating income	12,502	(72)	2,513	1,841	(767)	—	16,017
Net income (loss) from equity affiliates and other items	1,365	1,639	782	307	77	—	4,170
Tax on net operating income	(5,770)	(471)	(445)	(532)	375	—	(6,843)
Net operating income	8,097	1,096	2,850	1,616	(315)	—	13,344
Net cost of net debt							(1,794)
Non-controlling interests							(104)
NET INCOME - GROUP SHARE							11,446

		Integrated
For the year ended December 31, 2018		Gas,
(adjustments) (a)	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	—	56	—	—	—	—	56
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	56	—	—	—	—	56
Operating expenses	(199)	(237)	(616)	(45)	(9)	—	(1,106)
Depreciation, depletion and impairment of tangible assets and mineral interests	(707)	(1,065)	(2)	—	—	—	(1,774)
Operating income(b)	(906)	(1,246)	(618)	(45)	(9)	—	(2,824)
Net income (loss) from equity affiliates and other items	(128)	(247)	(116)	(5)	—	—	(496)
Tax on net operating income	584	170	205	14	—	—	973
Net operating income(b)	(450)	(1,323)	(529)	(36)	(9)	—	(2,347)
Net cost of net debt							(67)
Non-controlling interests							301
NET INCOME - GROUP SHARE							(2,113)
(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
On operating income	–	–	(589)	(6)	–
On net operating income	–	–	(413)	(5)	–

		Integrated
For the year ended December 31, 2018		Gas,
(adjusted)	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	9,889	17,180	92,025	90,206	7	—	209,307
Intersegment sales	30,337	2,198	35,462	979	64	(69,040)	—
Excise taxes	—	—	(3,359)	(21,898)	—	—	(25,257)
Revenues from sales	40,226	19,378	124,128	69,287	71	(69,040)	184,050
Operating expenses	(17,333)	(17,442)	(119,777)	(66,692)	(787)	69,040	(152,991)
Depreciation, depletion and impairment of tangible assets and mineral interests	(9,485)	(762)	(1,220)	(709)	(42)	—	(12,218)
Adjusted operating income	13,408	1,174	3,131	1,886	(758)	—	18,841
Net income (loss) from equity affiliates and other items	1,493	1,886	898	312	77	—	4,666
Tax on net operating income	(6,354)	(641)	(650)	(546)	375	—	(7,816)
Adjusted net operating income	8,547	2,419	3,379	1,652	(306)	—	15,691
Net cost of net debt							(1,727)
Non-controlling interests							(405)
ADJUSTED NET INCOME - GROUP SHARE							13,559

		Integrated
		Gas,
For the year ended December 31, 2018	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	13,789	5,032	1,781	1,458	125		22,185
Total divestments	3,674	2,209	919	428	9		7,239
Cash flow from operating activities	18,537	596	4,308	2,759	(1,497)		24,703
Balance sheet as of December 31, 2018
Property, plant and equipment, intangible assets, net	100,997	24,023	10,493	6,343	390		142,246
Investments & loans in equity affiliates	6,754	12,349	3,910	431	—		23,444
Other non-current assets	4,780	3,114	663	1,155	881		10,593
Working capital	1,911	420	32	194	(4,064)		(1,507)
Provisions and other non-current liabilities	(25,042)	(6,288)	(3,615)	(1,465)	125		(36,285)
Assets and liabilities classified as held for sale	—	1,128	151	—	—		1,279
Capital Employed (Balance sheet)	89,400	34,746	11,634	6,658	(2,668)		139,770
Less inventory valuation effect	—	—	(1,035)	(216)	—		(1,251)
CAPITAL EMPLOYED (BUSINESS SEGMENT INFORMATION)	89,400	34,746	10,599	6,442	(2,668)		138,519
ROACE as a percentage	10%	7%	31%	25%			12%

B)  Reconciliation of the information by business segment with Consolidated Financial Statements

The table below presents the impact of adjustment items on the consolidated statement of income:

			Consolidated
For the year ended December 31, 2020			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	140,665	20	140,685
Excise taxes	(20,981)	—	(20,981)
Revenues from sales	119,684	20	119,704
Purchases, net of inventory variation	(75,672)	(1,814)	(77,486)
Other operating expenses	(24,850)	(688)	(25,538)
Exploration costs	(731)	—	(731)
Depreciation, depletion and impairment of tangible assets and mineral interests	(13,312)	(8,952)	(22,264)
Other income	1,405	832	2,237
Other expense	(689)	(817)	(1,506)
Financial interest on debt	(2,140)	(7)	(2,147)
Financial income and expense from cash & cash equivalents	68	(31)	37
Cost of net debt	(2,072)	(38)	(2,110)
Other financial income	914	—	914
Other financial expense	(689)	(1)	(690)
Net income (loss) from equity affiliates	1,388	(936)	452
Income taxes	(1,309)	991	(318)
CONSOLIDATED NET INCOME	4,067	(11,403)	(7,336)
Group share	4,059	(11,301)	(7,242)
Non-controlling interests	8	(102)	(94)
(a)	Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
For the year ended December 31, 2019			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	200,380	(64)	200,316
Excise taxes	(24,067)	-	(24,067)
Revenues from sales	176,313	(64)	176,249
Purchases, net of inventory variation	(116,464)	243	(116,221)
Other operating expenses	(26,872)	(383)	(27,255)
Exploration costs	(785)	-	(785)
Depreciation, depletion and impairment of tangible assets and mineral interests	(14,811)	(920)	(15,731)
Other income	876	287	1,163
Other expense	(455)	(737)	(1,192)
Financial interest on debt	(2,318)	(15)	(2,333)
Financial income and expense from cash & cash equivalents	(19)	-	(19)
Cost of net debt	(2,337)	(15)	(2,352)
Other financial income	792	-	792
Other financial expense	(764)	-	(764)
Net income (loss) from equity affiliates	2,260	1,146	3,406
Income taxes	(5,663)	(209)	(5,872)
CONSOLIDATED NET INCOME	12,090	(652)	11,438
Group share	11,828	(561)	11,267
Non-controlling interests	262	(91)	171
(a)	Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
For the year ended December 31, 2018			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	209,307	56	209,363
Excise taxes	(25,257)	–	(25,257)
Revenues from sales	184,050	56	184,106
Purchases, net of inventory variation	(125,134)	(682)	(125,816)
Other operating expenses	(27,060)	(424)	(27,484)
Exploration costs	(797)	–	(797)
Depreciation, depletion and impairment of tangible assets and mineral interests	(12,218)	(1,774)	(13,992)
Other income	1,518	320	1,838
Other expense	(448)	(825)	(1,273)
Financial interest on debt	(1,866)	(67)	(1,933)
Financial income and expense from cash & cash equivalents	(188)	–	(188)
Cost of net debt	(2,054)	(67)	(2,121)
Other financial income	1,120	–	1,120
Other financial expense	(685)	–	(685)
Net income (loss) from equity affiliates	3,161	9	3,170
Income taxes	(7,489)	973	(6,516)
CONSOLIDATED NET INCOME	13,964	(2,414)	11,550
Group share	13,559	(2,113)	11,446
Non-controlling interests	405	(301)	104
(a)	Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

C)  Additional information on adjustment items

The main adjustment items for 2020 consist of the "Asset impairment charges" of the non-current assets amounting to $(8,952) million in operating income and $(8,465) million in net income Group share. Impairment testing methodology and asset impairment charges recorded during the year are detailed in the paragraph D of Note 3.

Adjustments to operating income

		Integrated
		Gas,
For the year ended December 31, 2020	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	(1,244)	(196)	—	(1,440)
Effect of changes in fair value	—	20	—	—	—	20
Restructuring charges	(35)	(39)	(30)	—	—	(104)
Asset impairment charges	(7,693)	(953)	(306)	—	—	(8,952)
Other items	(102)	(384)	(278)	(134)	(60)	(958)
TOTAL	(7,830)	(1,356)	(1,858)	(330)	(60)	(11,434)

Adjustments to net income, Group share

		Integrated
		Gas,
For the year ended December 31, 2020	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	–	–	(1,160)	(120)	–	(1,280)
Effect of changes in fair value	–	23	–	–	–	23
Restructuring charges	(29)	(43)	(292)	–	–	(364)
Asset impairment charges	(7,328)	(829)	(306)	(2)	–	(8,465)
Gains (losses) on disposals of assets	–	–	–	–	104	104
Other items	–	(566)	(423)	(106)	(224)	(1,319)
TOTAL	(7,357)	(1,415)	(2,181)	(228)	(120)	(11,301)

Adjustments to operating income

		Integrated
		Gas,
For the year ended December 31, 2019	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	477	(31)	—	446
Effect of changes in fair value	—	(19)	—	—	—	(19)
Restructuring charges	—	(4)	—	—	—	(4)
Asset impairment charges	(721)	(156)	(41)	(2)	—	(920)
Other items	(145)	(281)	(80)	(9)	(112)	(627)
TOTAL	(866)	(460)	356	(42)	(112)	(1,124)

Adjustments to net income, Group share

		Integrated
		Gas,
For the year ended December 31, 2019	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	369	(23)	—	346
Effect of changes in fair value	—	(15)	—	—	—	(15)
Restructuring charges	(5)	(31)	(22)	—	—	(58)
Asset impairment charges	(530)	105	(39)	(1)	—	(465)
Gains (losses) on disposals of assets	—	—	—	—	—	—
Other items	(405)	422	(119)	(82)	(185)	(369)
TOTAL	(940)	481	189	(106)	(185)	(561)

Adjustments to operating income

		Integrated
		Gas,
For the year ended December 31, 2018	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	(589)	(6)	—	(595)
Effect of changes in fair value	—	48	—	—	—	48
Restructuring charges	(67)	—	(3)	—	—	(70)
Asset impairment charges	(707)	(1,065)	(2)	—	—	(1,774)
Other items	(132)	(229)	(24)	(39)	(9)	(433)
TOTAL	(906)	(1,246)	(618)	(45)	(9)	(2,824)

Adjustments to net income, Group share

		Integrated
		Gas,
For the year ended December 31, 2018	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	(414)	(6)	—	(420)
Effect of changes in fair value	—	38	—	—	—	38
Restructuring charges	(94)	(10)	(34)	—	—	(138)
Asset impairment charges	(651)	(896)	(48)	—	—	(1,595)
Gains (losses) on disposals of assets	(14)	(2)	—	—	—	(16)
Other items	252	(112)	(34)	(47)	(41)	18
TOTAL	(507)	(982)	(530)	(53)	(41)	(2,113)

D) Asset impairment

Accounting principles

The recoverable amounts of intangible assets and property, plant and equipment are tested for impairment as soon as any indication of impairment exists. This test is performed at least annually for goodwill.

The recoverable amount is the higher of the fair value (less costs to sell) or the value in use.

Assets are grouped into cash-generating units (or CGUs) and tested. A CGU is a homogeneous set of assets that generates cash inflows that are largely independent of the cash inflows from other groups of assets.

The value in use of a CGU is determined by reference to the discounted expected future cash flows of these assets, based upon Management’s expectation of future economic and operating conditions. When this value is less than the carrying amount of the CGU, an impairment loss is recorded. This loss is allocated first to goodwill with a corresponding amount in "Other expenses". Any further losses are then allocated to property, plant and mineral interests with a corresponding amount in "Depreciation, depletion and impairment of tangible assets and mineral interests" and to other intangible assets with a corresponding amount in "Other expenses".

Impairment losses recognized in prior periods can be reversed up to the original carrying amount, had the impairment loss not been recognized. Impairment losses recognized on goodwill cannot be reversed.

Investments in associates or joint ventures are tested for impairment whenever indication of impairment exists. If any objective evidence of impairment exists, the carrying amount of the investment is compared with its recoverable amount, being the higher of its fair value less costs to sell and value in use. If the carrying amount exceeds the recoverable amount, an impairment loss is recorded in "Net income (loss) from equity affiliates".

For the financial year 2020, asset impairments were recorded for an amount of $(8,952) million in operating income and $(8,465) million in net income, Group share. These impairments were qualified as adjustment items of the operating income and net income, Group share.

Impairments relate to certain cash-generating units (CGUs) for which indicators of impairment have been identified, due to changes in operating conditions or the economic environment of the activities concerned.

The principles applied are as follows:

-	The future cash flows were determined using the assumptions included in the 2021 budget and in the long-term plan of the Group approved by the Group Executive Committee and the Board of Directors. These assumptions, in particular including operational costs, estimation of oil and gas reserves, future volumes produced and marketed, represent the best estimate from the Group management of economic and technical conditions over the remaining life of the assets;
-	The Group, notably relying on data on global energy demand from the “World Energy Outlook” issued by the IEA since 2016, and on its own supply assessments, determines oil & gas prices scenarios based on assumptions about the evolution of core indicators of the Upstream activity (demand for oil & gas products in different markets, investment forecasts, decline in production fields, changes in oil & gas reserves and supply by area and by nature of oil & gas products), of the Downstream activity (changes in refining capacity and demand for petroleum products) and by integrating climate challenges.
-	These price scenarios, first prepared within the Strategy and Climate Division, are also reviewed with the Group segments which bring their own expertise. They also integrate studies issued by international agencies, banks and independent consultants. They are then approved by the Executive Committee and the Board of directors.
-	The IEA 2020 World Energy Outlook anticipates four scenarios among which the STEPS (Stated Policies Scenario) for the short/mid term and the SDS (Sustainable Development Scenario) for the mid/long term are important references for the Group.
-	The STEPS takes into account the measures already implemented by countries in the energy area as well as the effects of the policies announced by Governments (including the Nationally Determined Contributions - NDCs – of the Paris Agreement). The SDS takes into account necessary measures to achieve a temperature rise of less than 2°C compared to pre-industrial levels, and the energy-related goals set in the “2030 Agenda for Sustainable Development” adopted in 2015 by the UN members. The Group therefore establishes its long-term price trajectory in line with the IEA's SDS scenario, which is compatible with the Paris Agreement, and foresees oil prices converging towards $502020 per barrel by 2040.

The oil and gas price trajectories adopted by the Group are based on the following assumptions:

-	Following the deep recession caused by the health crisis in 2020, which strongly impacts the oil demand in 2020 and 2021 before reverting to a pre-crisis level, the oil demand should continue to grow until 2030, in a context of sustained growth in global energy demand, due to population growth and improved living standards, and despite the gradual electrification of transport and efficiency gains in thermal engines.
-	The Group thus selected the following profile of the Brent price to determine the recoverable value of CGUs: $40/b in 2021, $50/b in 2022, $60/b in 2023.
-	For the longer term, the Group maintains its analysis, that the weakness of investments in the Oil & Gas upstream since 2015, accentuated by the health and economic crisis of 2020, will result by 2025 in insufficient worldwide production capacities and a rebound in prices, that would then reach $70/b and remain stable for the following five years. Beyond 2030, given technological developments, particularly in the transport sector, the Group anticipates oil demand will have reached its peak and Brent prices should tend toward the long-term price of $50/b in 2040, in line with the IEA’s SDS scenario.
-	The average Brent prices over the period 2020-2050 thus stands at $572020/b.
-	Natural gas demand would for its part be driven by gas substitution for coal in power generation and by its role as an alternative source to mitigate the intermittent use of renewable energies. The abundant global supply and the growth of liquefied natural gas would, however, limit the potential for higher gas prices.
-	In this context, the gas price level selected to determine the recoverable value of CGUs stabilizes from 2025 around $6.3 2020/MBTU for the NBP price (Europe ) and $2.7 2020/MBTU for the Henry Hub price (United States).
-	The future operational costs were determined by taking into account the existing technologies, the fluctuation of prices for petroleum services in line with market developments and the internal cost reduction programs effectively implemented;
-	The future cash flows are estimated over a period consistent with the life of the assets of the CGUs. They are prepared post-tax and take into account specific risks related to the CGUs' assets. They are discounted using a 7% post-tax discount rate, this rate being the weighted-average cost of the Group capital estimated from historical market data. This rate was 7% in 2019 and 2018. The value in use calculated by discounting the above post-tax cash flows using a 7% post-tax discount rate is not materially different from the value in use calculated by discounting pre-tax cash flows using a pre-tax discount rate determined by an iterative computation from the post-tax value in use. These pre-tax discount rates generally ranged from 7% to 14% in 2020.

The CGUs of the Exploration & Production segment are defined as oil and gas fields or groups of oil and gas fields with industrial assets enabling the production, treatment and evacuation of the oil and gas. For the financial year 2020, impairments of assets were recognized over CGUs of the Exploration & Production segment for an impact of $(2,233) million in operating income and $(1,854) million in net income, Group share. Impairments recognized in 2020 mainly relate to Canadian oil sands assets.

The CGUs of the Integrated Gas, Renewables & Power segment are subsidiaries or groups of subsidiaries organized by activity or geographical area , and by fields or groups of fields for upstream LNG activities. For the financial year 2020, the Group recorded impairments on CGUs in the Integrated Gas, Renewables & Power segment for $(953) million in operating income and $(829) million in net income, Group share. Impairments recognized relate to LNG assets located in Australia.

The CGUs of the Refining & Chemicals segment are defined as legal entities with operational activities for refining and petrochemicals activities. Future cash flows are based on the gross contribution margin (calculated on the basis of net sales after purchases of crude oil and refined products, the effect of inventory valuation and variable costs). The other activities of the segment are global divisions, each division gathering a set of businesses or homogeneous products for strategic, commercial and industrial plans. Future cash flows are determined from the specific margins of these activities, unrelated to the price of oil. For the financial year 2020, the Group recorded impairments on CGUs in the Refining & Chemicals segment for $(306) million in operating income and $(306) million in net income, Group share. Impairments recognized mainly relate to refining CGUs located in France and the United Kingdom.

The CGUs of the Marketing & Services segment are subsidiaries or groups of subsidiaries organized by geographical area. For the financial year 2020, no impairment has been recorded for the CGUs of the Marketing & Services segment in operating income and impairments with a non-material impact have been recorded in net income, Group share.

In addition, in line with its new Climate Ambition announced on May 5, 2020, which aims at carbon neutrality, the Group has reviewed its oil assets that can be qualified as stranded, meaning with reserves beyond 20 years and high production costs, whose overall reserves may therefore not be produced by 2050. The only projects identified in this category are the Canadian oil sands projects of Fort Hills and Surmont.

For impairment calculations, the Group has decided to take into account only proven reserves on these two assets – unlike general practice which considers so-called proven and probable reserves. This leads to an additional exceptional asset impairment of $(5,460) million in operating income and $(5,474) million in net income, Group share.

Overall, asset impairments were recorded for the financial year 2020, for an amount of $(8,952) million in operating income and $(8,465) million in net income, Group share, including $(6,988) million on Canadian oil sands assets alone.

These impairments were qualified as adjustment items of the operating income and net income, Group share.

As for sensitivities of Exploration & Production segment:

-a decrease by one point in the discount rate would have an impact close to zero in operating income and in net income, Group share;

-	an increase by one point in the discount rate would have an additional negative impact of approximately $0.4 billion in operating income and in net income, Group share;
-	a variation of (10) % of the oil and gas prices over the duration of the plan would have an additional negative impact of approximately $1.9 billion in operating income and $1.6 billion in net income, Group share.

The most sensitive assets would be the assets already impaired in 2020 or before (impact of approximately $1.1 billion in operating income and $0.9 billion in net income, Group share), notably assets in Canada.

As for sensitivities of upstream LNG activities and CGUs including a material goodwill:

-	a decrease by one point in the discount rate would have an impact close to zero in operating income and in net income, Group share;
-	an increase by one point in the discount rate would have an additional negative impact of approximately $1.1 billion in operating income and $1.0 billion in net income, Group share;
-	a variation of (10) % of the oil and gas prices over the duration of the plan would have an additional negative impact of approximately $1.5 billion in operating income and $1.2 billion in net income, Group share.

The most sensitive assets would be the assets already impaired in 2020 or before (impact of approximately $1.5 billion in operating income and $1.2 billion in net income, Group share), notably assets in Australia.

For the financial year 2019, the Group recorded impairments in Exploration & Production, Integrated Gas, Renewables & Power, Refining & Chemicals and Marketing & Services segments for an amount of $(920) million in operating income and $(465) million in net income, Group share. These impairments were qualified as adjustments items of the operating income and net income, Group share.

For the financial year 2018, the Group recorded impairments in Exploration & Production, Integrated Gas, Renewables & Power and Refining & Chemicals segments for an amount of $(1,774) million in operating income and $(1,595) million in net income, Group share. These impairments were qualified as adjustment items of the operating income and net income, Group share.